DISCONTINUED OPERATIONS - Reconciliation of cash, cash equivalents and restricted cash reported (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS
Cash, cash equivalents - consolidated balance sheets	$ 1,420	$ 1,810	$ 3,244
Cash, cash equivalents, discontinued operations			33
Cash, cash equivalents - consolidated statements of cash flows		$ 1,810	$ 3,277